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                          PROSPECTUS SUPPLEMENT
                           ALLMERICA ADVANTAGE
               (Supplement to prospectus dated July 8, 1996)




The information in the first paragraph under the caption "RIGHT TO REVOKE OR SURRENDER IN SOME STATES" is amended to include the state of Oregon.

                                   ***

The last sentence of the first paragraph under the caption "B. Transfer Privilege," on page 34 is deleted and replaced with the following:

In Massachusetts, payments and transfers to the Fixed Account are subject to certain restrictions. In Oregon, no payments or transfers to the Fixed Account are permitted at any time. See Appendix A.

                                   ***

In the material under the caption "Market Value Adjustment" on page 42 of the prospectus, the definition of "j" is revised to delete the phrase
"(interpolated for partial years in the state of Pennsylvania.)"

                                    ***

The first sentence of the last paragraph under the caption "Appendix A - More Information About the Fixed Account" is amended to delete the reference to Oregon and the following sentence is added at the end of the last paragraph:

The Fixed Account is not available to Contract Owners who purchase the Contract in the state of Oregon.

                                    ***

The information in "Part 1. Surrender Charges" under "Appendix B - Surrender Charges and Market Value Adjustment" on page 51 of the prospectus is amended in its entirety to read as follows:


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PART 1:  SURRENDER CHARGES

FULL SURRENDER

Assume a payment of $50,000 is made on the Date of Issue and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values.

                               Withdrawal
                                 Without
             Hypothetical       Surrender       Surrender
 Contract    Accumulated         Charge           Charge       Surrender
   Year         Value            Amount         Percentage       Charge
----------   -------------    ------------     -----------    -----------
    1        $ 54,000.00       $ 5,400.00          8%          $3,888.00
    2          58,320.00         8,320.00          8%           4,000.00
    3          62,985.60        12,985.60          7%           3,500.00
    4          68,024.45        18,024.45          6%           3,000.00
    5          73,466.40        23,466.40          5%           2,500.00
    6          79,343.72        29,343.72          4%           2,000.00
    7          85,691.21        35,691.21          3%           1,500.00
    8          92,546.51        42,546.51          2%           1,000.00
    9          99,950.23        49,950.23          1%             500.00
   10         107,946.25        57,946.25          0%               0.00

WITHDRAWALS

Assume a payment of $50,000 is made on the Date of Issue and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Value.

                                             Withdrawal
                                              Without
              Hypothetical                   Surrender   Surrender
  Contract    Accumulated                     Charge      Charge     Surrender
    Year        Value        Withdrawals      Amount     Percentage   Charge
  ---------   ------------   -----------    ----------   ----------   -------
      1       $54,000.00     $     0.00     $ 5,400.00       8%       $  0.00
      2        58,320.00           0.00       8,320.00       8%          0.00
      3        62,985.60           0.00      12,985.60       7%          0.00
      4        68,024.45      30,000.00      18,024.45       6%        718.53
      5        41,066.40      10,000.00       4,106.68       5%        294.67
      6        33,551.72       5,000.00       3,355.17       4%         65.79
      7        30,835.85      10,000.00       3,083.59       3%        207.49
      8        22,502.72      15,000.00       2,250.27       2%        254.99
      9         8,102.94           0.00         810.29       1%          0.00
     10         8,751.17           0.00       1,248.45       0%          0.00


                                               SUPPLEMENT DATED JANUARY 2, 1997